Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

13. Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.

Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. The Company’s assets are all located in Hong Kong and most of the Company’s revenue and expense are derived in Hong Kong. The single segment represents the Company’s core business of providing marine fuel logistics services and one-stop solutions for vessel refuelling mainly in Hong Kong. The following table shows the revenue by geographical location of the Company’s revenue for the years ended December 31, 2025 2024and 2023 respectively, where is based on the location at which the marine fuel is delivered to the customer:

	For the years ended December 31,
	2025	2024	2023
Hong Kong	$68,010,653	$95,194,029	$95,186,597
United Arab Emirates	-	-	3,026,682
Singapore	3,527,158	2,939,617	1,724,319
Saudi Arabia	-	-	780,000
China	109,572	-	671,962
Others*	-	-	716,949
Total	$71,647,383	$98,133,646	$102,106,509

*	Others include Peru, South Africa, Netherlands, United States and Kenya.